SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2014
SHORT-TERM BORROWINGS [Abstract]
SHORT-TERM BORROWINGS

13. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

		As of December 31
		2013	2014
	Maturities	RMB	RMB
Secured short-term borrowings from third party		50,000	-
Unsecured short-term borrowings from third parties	February 2014 to September 2015	20,800	11,800
Unsecured short-term borrowings from individuals	October 2013 to November 2015	21,630	27,833
Total Short-term borrowings		92,430	39,633

The weighted average interest rate of short-term loans outstanding was 19.99% per annum as of December 31, 2013 and was 14.80 % per annum for the borrowings outstanding from third parties and individuals as of December 31, 2014. The fair values of all short-term loans approximate their carrying amounts. The weighted average short-term borrowings for the years ended December 31, 2014 and 2013 was RMB 81,953 and RMB 65,030, respectively.

The short-term borrowings incurred interest expenses for the years ended December 31, 2012, 2013 and 2014 amounting to RMB 4,365, RMB 6,247 and RMB 25,057, respectively. There was neither capitalization as additions to construction in progress nor guarantee fees for each of three years ended December 31, 2014.

As of the date of the issuance of the financial statements, amounting to RMB 33,633 of short-term borrowing outstanding has been repaid and none of the remaining short-term borrowing has been overdue for repayment.